Financial Instruments - Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Offsetting [Abstract]
Assets, Gross amounts presented in consolidated balance sheets	$ 30	$ 62
Assets, Gross amounts not offset in consolidated balance sheets	28	42
Assets, Net amounts	2	20
Liabilities, Gross amounts presented in Consolidated Balance Sheets	(174)	(65)
Liabilities, Gross amounts not offset in Consolidated Balance Sheets	(28)	(42)
Liabilities, Net Amounts	$ (146)	$ (23)